Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 113,586	$ 74,816
Accounts receivable, net of allowance for doubtful accounts of $9,508 and $7,840 in 2012 and 2011, respectively	96,201	86,428
Net investment in direct financing and sales-type leases	30,627	25,075
Trading containers	12,054	12,970
Containers held for sale	9,660	7,832
Prepaid expenses	13,324	10,243
Deferred taxes	2,449	2,443
Due from affiliates, net	3
Total current assets	277,904	219,807
Restricted cash	50,632	45,858
Containers, net of accumulated depreciation of $425,779 and $377,731 at 2012 and 2011, respectively	2,633,988	1,903,855
Net investment in direct financing and sales-type leases	110,754	85,121
Fixed assets, net of accumulated depreciation of $9,010 and $9,027 at 2012 and 2011, respectively	1,774	1,717
Intangible assets, net of accumulated amortization of $34,824 and $33,340 at 2012 and 2011, respectively	34,869	46,675
Other assets	16,833	7,171
Total assets	3,126,754	2,310,204
Current liabilities:
Accounts payable	4,296	2,616
Accrued expenses	11,617	18,491
Container contracts payable	160,149	25,510
Deferred revenue	1,841	6,245
Due to owners, net	16,776	15,812
Secured debt facility		41,035
Bonds payable	131,500	91,500
Total current liabilities	326,179	201,209
Revolving credit facilities	217,002	133,047
Secured debt facilities	825,000	779,383
Bonds payable	739,167	464,226
Deferred revenue		1,136
Interest rate swaps and caps	12,926	16,110
Income tax payable	25,666	22,729
Deferred taxes	6,726	7,438
Total liabilities	2,152,666	1,625,278
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; issued and outstanding 55,749,610 and 48,951,114 at 2012 and 2011, respectively	557	490
Additional paid-in capital	352,892	154,460
Accumulated other comprehensive income (loss)	44	(28)
Retained earnings	616,340	528,906
Total Textainer Group Holdings Limited shareholders' equity	969,833	683,828
Noncontrolling interest	4,255	1,098
Total equity	974,088	684,926
Total liabilities and equity	$ 3,126,754	$ 2,310,204